UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ALTERNATIVE CREDIT FUND

FORM N-Q

JULY 31, 2017

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 59.8%
Alba PLC, 2006-2 D	0.804%	12/15/38	1,319,080	GBP	$1,542,249	(a)(b)
Alba PLC, 2007-1 C	0.587%	3/17/39	7,188,231	GBP	8,409,449	(a)(b)
Bancaja Fondo de Titulizacion, 10 C	0.171%	5/22/50	5,000,000	EUR	3,666,147	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2016-FR15 A	5.996%	10/26/47	1,075,120		1,099,368	(a)(c)
Commercial Mortgage Trust, 2014-CR19 D	4.716%	8/10/47	5,350,000		4,551,971	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3	5.132%	12/25/27	6,225,000		6,879,010	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 M3	5.882%	10/25/28	6,499,000		7,460,620	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA1 M3	7.582%	9/25/28	8,370,000		10,450,451	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA2 M3	6.382%	11/25/28	4,680,000		5,542,620	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B1	6.182%	7/25/29	4,815,000		5,345,017	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1	6.382%	10/25/29	10,765,000		12,054,582	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HQA2 B1	5.982%	12/25/29	9,155,000		9,787,264	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2	6.532%	10/25/28	5,567,000		6,532,189	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 2M2	7.132%	10/25/28	2,220,000		2,623,825	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2B1	6.732%	9/25/29	11,590,000		13,053,270	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1	6.082%	10/25/29	8,100,000		8,877,239	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C04 2B1	6.282%	11/25/29	8,185,000		8,937,324	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1	4.824%	1/25/30	6,380,000		6,371,279	(a)
FREMF Mortgage Trust, 2014-K715 C	4.126%	2/25/46	6,885,200		7,044,311	(a)(c)
FREMF Mortgage Trust, 2014-K717 C	3.629%	11/25/47	3,492,000		3,519,331	(a)(c)
FREMF Mortgage Trust, 2015-K44 C	3.684%	1/25/48	6,700,000		6,485,643	(a)(c)
FREMF Mortgage Trust, 2015-K48 C	3.637%	8/25/48	3,010,000		2,882,279	(a)(c)
FREMF Mortgage Trust, 2015-K718 C	3.547%	2/25/22	4,900,000		4,854,998	(a)(c)
FREMF Mortgage Trust, 2017-K61 C	3.682%	12/25/26	7,000,000		6,388,780	(a)(c)
FREMF Mortgage Trust, 2017-K65 C	4.214%	5/25/27	3,500,000		3,324,863	(a)(c)
FREMF Mortgage Trust, 2017-K724 C	3.487%	11/25/23	2,100,000		1,868,460	(a)(c)
FREMF Mortgage Trust, 2017-K725 C	3.880%	2/25/24	2,860,000		2,694,048	(a)(c)
FREMF Mortgage Trust, 2017-K726 C	3.971%	7/25/49	2,250,000		2,171,049	(a)(c)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	0.000%	3/15/38	5,480,890	EUR	5,587,817	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 C	2.500%	3/15/38	4,441,411	EUR	3,920,200	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 D	4.660%	8/15/47	4,925,000		4,204,469	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 D	3.947%	11/15/47	8,410,000		6,789,795	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	8,810,000		8,429,998	(c)

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Newgate Funding PLC, 2006-2 CB	0.111%	12/1/50	2,237,477	EUR	$2,292,117	(a)(b)
Newgate Funding PLC, 2006-2 DB	0.657%	12/1/50	1,857,528	EUR	1,844,904	(a)(b)
Newgate Funding PLC, 2007-3X CB	1.237%	12/15/50	8,446,885	EUR	9,348,543	(a)(b)
Paragon Mortgages PLC, 13X C1B	0.449%	1/15/39	6,000,000	EUR	6,435,288	(a)(b)
RMAC Securities PLC, 2006-NS1X B1C	0.550%	6/12/44	6,653,885	EUR	7,190,662	(a)(b)
RMAC Securities PLC, 2006-NS1X M2A	0.846%	6/12/44	1,863,833	GBP	2,265,827	(a)(b)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.000%	6/22/40	989,792	EUR	1,129,665	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C12 XA, IO	1.370%	3/15/48	66,022,138		3,267,429	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $218,004,732)					227,124,350

ASSET-BACKED SECURITIES - 8.5%
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	6,715,000		6,612,213	(c)
Domino’s Pizza Master Issuer LLC, 2017-1A A23	4.118%	7/25/47	4,245,000		4,282,950	(c)
Towd Point Mortgage Trust, 2015-3 B1	4.283%	3/25/54	9,085,000		9,333,506	(a)(c)
Towd Point Mortgage Trust, 2016-4 B3	4.006%	7/25/56	8,000,000		7,910,769	(a)(c)
Tryon Park CLO Ltd., 2013-1A C	4.804%	7/15/25	4,225,000		4,218,139	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $32,038,732)					32,357,577

CORPORATE BONDS & NOTES - 16.3%
CONSUMER STAPLES - 1.1%
Food Products - 1.1%
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,880,000		4,030,350	(c)

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	4,887,000		5,180,220	(c)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	735,000		718,463
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	9,435,000		9,848,819
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	3,050,000		3,133,875
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	5,810,000		6,826,750

TOTAL ENERGY					25,708,127

FINANCIALS - 0.9%
Banks - 0.9%
Banco do Brasil SA, Junior Subordinated Notes	9.000%	6/18/24	3,165,000		3,282,738	(a)(b)(d)

HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	3,108,000		3,111,885	(c)

INFORMATION TECHNOLOGY - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	6,745,000		7,512,783	(c)

MATERIALS - 1.7%
Chemicals - 1.7%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	7,105,000		6,669,819

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	5,985,000		5,738,119	(c)
Digicel Group Ltd., Senior Notes	7.125%	4/1/22	6,565,000		5,829,720	(c)

TOTAL TELECOMMUNICATION SERVICES					11,567,839

TOTAL CORPORATE BONDS & NOTES (Cost - $57,375,459)					61,883,541

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 3.1%
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp., Term Loan	8.686%	8/23/21	8,170,000		$8,769,989	(e)(f)

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.8%
Rackspace Hosting Inc., 2017 1st Lien Term Loan	4.172%	11/3/23	3,072,300		3,083,053	(e)(f)

TOTAL SENIOR LOANS (Cost - $11,472,583)					11,853,042

SOVEREIGN BONDS - 7.0%
Brazil - 5.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	60,180,000	BRL	19,537,793

Mexico - 1.9%
United Mexican States, Senior Bonds	7.750%	11/13/42	121,620,500	MXN	7,276,052

TOTAL SOVEREIGN BONDS (Cost - $26,675,686)					26,813,845

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $345,567,192)					360,032,355

			SHARES
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $14,440,121)	0.938%		14,440,121		14,440,121

TOTAL INVESTMENTS - 98.5% (Cost - $360,007,313#)					374,472,476
Other Assets in Excess of Liabilities - 1.5%					5,534,631

TOTAL NET ASSETS - 100.0%					$380,007,107

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	828,000,000	USD	7,459,459	Citibank N.A.	8/2/17	$51,085
USD	7,426,914	JPY	828,000,000	Morgan Stanley & Co. Inc.	8/2/17	(83,632)
BRL	31,200,000	USD	9,857,820	HSBC Bank USA, N.A.	8/8/17	135,934
USD	18,903,363	BRL	62,400,000	HSBC Bank USA, N.A.	8/8/17	(1,084,146)
USD	25,295,167	EUR	22,890,000	Barclays Bank PLC	8/10/17	(1,813,264)
USD	3,222,629	EUR	2,740,000	Barclays Bank PLC	8/10/17	(22,329)
EUR	6,350,000	USD	7,426,773	Citibank N.A.	8/10/17	93,477
USD	447,575	EUR	410,000	Citibank N.A.	8/10/17	(37,984)
USD	1,695,349	EUR	1,485,000	Citibank N.A.	8/10/17	(63,324)
USD	4,917,860	EUR	4,410,000	JPMorgan Chase & Co.	8/10/17	(304,865)
USD	3,166,801	EUR	2,720,000	JPMorgan Chase & Co.	8/10/17	(54,472)
EUR	8,500,000	USD	9,722,224	Morgan Stanley & Co. Inc.	8/10/17	344,254
EUR	590,000	USD	677,507	National Australia Bank Ltd.	8/10/17	21,225
EUR	9,770,000	USD	11,170,657	UBS AG	8/10/17	399,871
USD	8,640,513	GBP	6,680,000	Citibank N.A.	9/15/17	(186,017)
GBP	1,565,000	USD	2,059,810	Morgan Stanley & Co. Inc.	9/15/17	8,082
USD	5,200,676	GBP	3,970,000	UBS AG	9/15/17	(45,031)
USD	7,491,687	JPY	828,000,000	Citibank N.A.	11/2/17	(50,804)

Total						$(2,691,940)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

At July 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citigroup Global Markets Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	$5,740,000	12/20/21	6.94%	5.000% quarterly	$(413,203)	$(796,877)	$383,674
Morgan Stanley & Co. Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	4,595,000	12/20/21	6.94%	5.000% quarterly	(330,778)	(642,751)	311,973
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	2.42%	1.000% quarterly	(208,470)	(243,587)	35,117

Total	$13,615,000				$(952,451)	$(1,683,215)	$730,764

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)		NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.6 Index)		$6,720,000	5/11/63	5.000% monthly	$(1,273,526)	$(464,525)	$(809,001)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)		NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)		$6,720,000	5/11/63	5.000% monthly	$1,273,526	$783,706	$489,820

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY		NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.28 Index		$33,695,000	6/20/22	5.000% quarterly	$2,570,861	$2,355,869	$214,992

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$19,190,000	6/20/22	2.08%	1.000% quarterly	$(935,571)	$(1,232,773)	$297,202
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.625%, due 4/22/46)	6,360,000	6/20/22	3.52%	5.000% quarterly	410,179	395,164	15,015
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.625%, due 4/22/46)	6,160,000	6/20/22	3.52%	5.000% quarterly	397,281	357,650	39,631
Morgan Stanley & Co. Inc. (Republic of Turkey, 11.875%, due 1/15/30)	7,700,000	6/20/22	1.81%	1.000% quarterly	(284,711)	(282,904)	(1,807)

Total	$39,410,000				$(412,822)	$(762,863)	$350,041

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$227,124,350	—	$227,124,350
Asset-Backed Securities	—	32,357,577	—	32,357,577
Corporate Bonds & Notes	—	61,883,541	—	61,883,541
Senior Loans	—	11,853,042	—	11,853,042
Sovereign Bonds	—	26,813,845	—	26,813,845

Total Long-Term Investments	—	360,032,355	—	360,032,355

Short-Term Investments†	$14,440,121	—	—	14,440,121

Total Investments	$14,440,121	$360,032,355	—	$374,472,476

Other Financial Instruments:
Forward Foreign Currency Contracts	—	1,053,928	—	1,053,928
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	214,992	—	214,992
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	1,273,526	—	1,273,526
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	807,460	—	807,460

Total Other Financial Instruments	—	$3,349,906	—	$3,349,906

Total	$14,440,121	$363,382,261	—	$377,822,382

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,745,868	—	$3,745,868
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	952,451	—	952,451
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	1,273,526	—	1,273,526
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	1,220,282	—	1,220,282

Total	—	$7,192,127	—	$7,192,127

†	See Schedule of Investments for additional detailed categorizations.
‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,809,071
Gross unrealized depreciation	(1,343,908)

Net unrealized appreciation	$14,465,163

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017